Financial Assets at Fair Value through Profit or Loss	12 Months Ended
Mar. 31, 2024
Financial Assets at Fair Value through Profit or Loss [Abstract]
Financial assets at fair value through profit or loss

7. Financial assets at fair value through profit or loss

The financial assets at fair value through profit or loss held on third party exchange institutions are measured at fair value.

	2024	2023
	US$	US$
Listed equity securities	1,727,007	—
Unlisted equity securities (Note (a))	811,404	—
Listed futures contracts	9,731	—
Investments in funds	40,646,465	—
	43,194,607	—

Note:

(a)

On August 8, 2023, the Company entered into the share purchase agreement to acquired 0.26% of equity interest of Gravity Markets Limited (“Gravity”) in return of US$100,001 in cash.

On December 22, 2023, the Company entered the sales and purchase agreement to acquire 40% equity interest of NextGen Digital Venture Limited (“NextGen”) in return of combination of 300,000 share purchase warrant at fair of US$411,403 and US$300,000 in cash. The Company does not have significant influence to NextGen as no representative of the Company on the board of directors or equivalent governing body of NextGen. Hence, the Company accounted NextGen as a financial asset at fair value through profit or loss.

The financial information of the investment in unlisted equity securities was not available for measuring the fair value reliably. The completion date of the transactions were closed to the fiscal year ended and there were no significant financial and other indicators to provide on either the impairment or fair value gains. The Company considered that the investment in unlisted equity securities are the best measurement of fair value as of March 31, 2024.

Movement of financial assets at fair value through profit or loss were shown below:

	2024	2023
	US$	US$
As of April 1	—	—
Additions	60,765,436	—
Disposal	(36,431,683)	—
Fair value gains recognized in profit or loss	18,860,854	—
As of March 31	43,194,607	—